FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques on Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	$ 33,644	$ 31,982
Recurring fair value measurement | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	4,851	4,548
Financial liabilities	722	489
Recurring fair value measurement | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	341	287	$ 280
Financial liabilities	11	36
Recurring fair value measurement | Derivative assets/liabilities | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	722	489
Recurring fair value measurement | Derivative assets/liabilities | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	722	489
Recurring fair value measurement | Derivative assets/liabilities | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Corporate and government bonds | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	4,049	3,914
Recurring fair value measurement | Corporate and government bonds | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	4,049	3,914
Recurring fair value measurement | Corporate and government bonds | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Derivative assets/liabilities | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	231	234
Recurring fair value measurement | Derivative assets/liabilities | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	231	234
Recurring fair value measurement | Derivative assets/liabilities | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Other financial assets | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	571	400
Recurring fair value measurement | Other financial assets | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	571	400
Recurring fair value measurement | Other financial assets | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	341	287
Recurring fair value measurement | Other financial assets - secured debentures | Level 3 | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	254	243
Recurring fair value measurement | Other financial assets - equity instruments designated as measured at FVOCI | Level 3 | Private share trade comparables
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	77	34
Recurring fair value measurement | Other financial assets - debt instruments measured at FVTPL | Level 3 | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	$ 9	$ 10